Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of financial instruments measured at fair value on a recurring basis and indicate the level of the fair value
	Fair Value Measurements as of March 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Investment	$314	$—	$—	$314
Liabilities:
Warrant liability	$—	$—	$(2,265)	$(2,265)
Series A Convertible Preferred Stock Redemption Feature	—	—	(3,171)	(3,171)
	$—	$—	$(5,436)	$(5,436)

	Fair Value Measurements as of December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Investment	$350	$—	$—	$350
Liabilities:
Warrant liability	$—	$—	$(11,273)	$(11,273)
Series A Convertible Preferred Stock Redemption Feature	—	—	(7,181)	(7,181)
	$—	$—	$(18,454)	$(18,454)

	Fair Value Measurements as of December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Investment	$350	$—	$—	$350
Liabilities:
Warrant liability	$—	$—	$(11,273)	$(11,273)
Series A Convertible Preferred Stock Redemption Feature	—	—	(7,181)	(7,181)
	$—	$—	$(18,454)	$(18,454)

	Fair Value Measurements as of December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Investment	$845	$—	$—	$845
Liabilities:
Convertible debt	$—	$—	$(1,327)	$(1,327)
Financing Facility	—	—	(102)	(102)
Derivative warrants	—	—	(47)	(47)
	$—	$—	$(1,476)	$(1,476)